Stockholders' Equity (Details) - Schedule of stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of stock option activity [Abstract]
Number of Options, Outstanding beginning balance	622,036	1,021,243
Weighted Average Exercise Price, Outstanding beginning balance	$ 5.53	$ 4.82
Number of Options, Granted	25,220	24,000
Weighted Average Exercise Price, Granted	$ 3.20	$ 0.80
Number of Options, Exercised	715
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or canceled, during the period	(58,134)	(421,777)
Weighted Average Exercise Price, Forfeited or canceled, during the period	$ 4.57	$ 3.52
Number of Options, Expired, during the period		(1,430)
Weighted Average Exercise Price, Expired, during the period	$ 7.00	$ 10.50
Number of Options, Outstanding ending balance	588,407	622,036
Weighted Average Exercise Price, Outstanding ending balance	$ 5.52	$ 5.53
Number of Options, Exercisable	434,387	479,702
Weighted Average Exercise Price, Exercisable	$ 6.46	$ 6.28